Stockholders' Equity - Shares Issued - Stock Options (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 04, 2021	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Class of Stock [Line Items]
Number of shares issued for advisory services	295,774
Fair value of issued shares for advisory services	$ 604,876
Proceeds from Stock Options Exercised			$ 7,201	$ 1,209,605
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			15,002	4,289,392
Subordinate Voting Shares
Class of Stock [Line Items]
Proceeds from Stock Options Exercised			$ 7,201
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			15,002
Subordinate Voting Shares | Employee Stock Option
Class of Stock [Line Items]
Proceeds from Stock Options Exercised				$ 1,209,605
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				4,289,392
Multiple Voting Shares
Class of Stock [Line Items]
Number of shares converted			54,078	151,407
Number of Shares Redeemed		28,134
Number Of Redeemed Shares		2,813,400
Number of converted shares			5,407,800	15,140,700